Related party transactions - Analysis of Related Party Receivable Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Allowance for expected credit loss	$ (1)	$ (153)
Total related party receivables	28	91
Amounts due from related parties - current	28	85
Amounts due from related parties - non-current	0	6
Total amounts due from related parties	28	91
Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables, gross	9	8
Trading balances
Related Party Transaction [Line Items]
Total related party receivables, gross	20	236
Total related party receivables	20	236
Total amounts due from related parties	20	$ 236
Sponsor Minimum Liquidity Shortfall | SeaMex
Related Party Transaction [Line Items]
Total related party receivables	8
Total amounts due from related parties	$ 8
Interest rate on related party receivable	6.50%